ACQUISITIONS AND DIVESTITURES (Details) - Lagunas Norte [Member] - USD ($) $ in Millions				3 Months Ended
	Jun. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	Jun. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold			100.00%
NSR royalty rate			2.00%
Purchase price of NSR			$ 16
Reversal of impairment loss					$ 86
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				$ 4
Proportion of reclamation bond obligations assumed by Boroo Pte Ltd.		50.00%	50.00%
Provision for decommissioning, restoration and rehabilitation costs			$ 173
Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents			(20)
Other receivables [Member] | First anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ (10)
Other receivables [Member] | Second anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (20)
At fair value [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(65)
Maximum [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(81)
Maximum [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ (15)